Investments (PCI Investments Acquired) (Details) - Fixed Maturity Securities - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Purchased credit impaired investments as of their respective acquisition dates
Contractually required payments (including interest)	$ 3	$ 567
Cash flows expected to be collected (1)	3	490
Fair value of investments acquired	$ 2	$ 347